Property And Equipment, Net - Summary of Property And Equipment Consist of The Following (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 536,010	$ 75,495	¥ 529,127
Accumulated depreciation	(404,098)	(56,916)	(277,298)
Property, Plant and Equipment, Net	131,912	18,579	251,829
Machinery And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	275,209	38,763	265,476
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,229	314	2,808
Furniture And Tools [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,192	2,562	19,031
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	52,442	7,386	51,774
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	187,390	26,393	187,379
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 548	$ 77	¥ 2,659